Note 12 - Basic and Diluted Loss Per Share - Earnings Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net loss attributable to shareholders of Evaxion Biotech A/S	$ (10,567)	$ (22,125)	$ (23,169)
Weighted-average number of ordinary shares outstanding (in shares)	53,644,483	27,335,829	23,638,685
Loss per share – basic and diluted (in dollars per share)	$ (0.2)	$ (0.81)	$ (0.98)